Financial Assets and Financial Liabilities - Summary of Financial Assets Subject Offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	₩ 83,754,274	₩ 74,165,675
Gross liabilities offset	(65,255,554)	(56,524,202)
Net amounts in the statement of financial position	18,498,720	17,641,473
Non-offsetting amount
Financial Instruments	(15,836,479)	(14,399,929)
Cash Collateral	(203,414)	(195,224)
Net amount	2,458,827	3,046,320
Derivatives held for trading and Derivatives linked securities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	6,025,704	9,380,420
Net amounts in the statement of financial position	6,025,704	9,380,420
Non-offsetting amount
Financial Instruments	(4,904,616)	(7,710,599)
Cash Collateral	(203,414)	(195,224)
Net amount	1,297,619	1,937,007
Derivatives held for hedging
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	379,945	462,410
Net amounts in the statement of financial position	379,945	462,410
Unsettled spot exchange receivable
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	7,125,645	3,374,369
Net amounts in the statement of financial position	7,125,645	3,374,369
Non-offsetting amount
Financial Instruments	(6,838,231)	(3,360,673)
Net amount	287,414	13,696
Bonds purchased under repurchase agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	3,948,358	3,451,157
Net amounts in the statement of financial position	3,948,358	3,451,157
Non-offsetting amount
Financial Instruments	(3,927,790)	(3,328,657)
Net amount	20,568	122,500
Securities borrowing agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	165,842
Net amounts in the statement of financial position	165,842
Non-offsetting amount
Financial Instruments	(165,842)
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	63,223,652	55,491,085
Gross liabilities offset	(62,396,548)	(54,611,238)
Net amounts in the statement of financial position	827,104	879,847
Non-offsetting amount
Net amount	827,104	879,847
Other financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	2,885,128	2,006,234
Gross liabilities offset	(2,859,006)	(1,912,964)
Net amounts in the statement of financial position	26,122	93,270
Non-offsetting amount
Financial Instruments	0	0
Net amount	₩ 26,122	₩ 93,270